9. RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of recoverable taxes [abstract]
Schedule of recoverable taxes
	2019	2018
Current
ICMS (VAT)	65	80
PIS/Pasep	3	4
Cofins	7	21
Others	24	19
	99	124
Non-current
ICMS (VAT)	277	240
PIS/Pasep	1,102	–
Cofins	4,968	–
Others	2	2
	6,349	242
	6,448	366